UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

File No. 002-10765 File No. 811-00249

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/

Pre-Effective Amendment No.	/ /

Post-Effective Amendment No. 142	/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/

Amendment No. 142

(Check appropriate box or boxes)

DELAWARE GROUP EQUITY FUNDS I
(Exact Name of Registrant as Specified in Charter)

2005 Market Street, Philadelphia, Pennsylvania	19103-7094
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:	(800) 523-1918

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/X/	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 16th day of March, 2018.

DELAWARE GROUP EQUITY FUNDS I

By:	/s/ Shawn K. Lytle
Shawn K. Lytle
President/Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

/s/ Shawn K. Lytle		President/Chief Executive Officer	March 16, 2018
Shawn K. Lytle		(Principal Executive Officer) and Trustee

Thomas L. Bennett	*	Chairman and Trustee	March 16, 2018
Thomas L. Bennett

Ann D. Borowiec	*	Trustee	March 16, 2018
Ann D. Borowiec

Joseph W. Chow	*	Trustee	March 16, 2018
Joseph W. Chow

John A. Fry	*	Trustee	March 16, 2018
John A. Fry

Lucinda S. Landreth	*	Trustee	March 16, 2018
Lucinda S. Landreth

Frances A. Sevilla-Sacasa	*	Trustee	March 16, 2018
Frances A. Sevilla-Sacasa

Thomas K. Whitford	*	Trustee	March 16, 2018
Thomas K. Whitford

Janet L. Yeomans	*	Trustee	March 16, 2018
Janet L. Yeomans

Richard Salus	*	Senior Vice President/Chief Financial Officer	March 16, 2018
Richard Salus		(Principal Financial Officer)

*By:	/s/ Shawn K. Lytle
Shawn K. Lytle
as Attorney-in-Fact for each of the persons indicated
(Pursuant to Powers of Attorney previously filed)

INDEX TO EXHIBITS
(Delaware Group® Equity Funds I N-1A)

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase